Investments - Schedule of Carrying Amount of Investments, by Category (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Investments in equity method investees	$ 68.1	$ 68.4
Other investments	9.7	6.4
Investments	77.8	74.8
LIONS GATE ENTERTAINMENT CORP [Member]
Investments in equity method investees	68.1	68.4
Other investments	9.7	6.4
Investments	$ 77.8	$ 74.8